Summary of Significant Accounting Policies - Foreign exchange options and forward contracts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Fair value change gain from foreign exchange options and forward contracts	¥ (22,397)	¥ 24,191	¥ 12,833